GENERAL (Narrative) (Details) $ in Thousands			12 Months Ended
	Aug. 18, 2020 USD ($)	Aug. 20, 2018 USD ($)	Dec. 31, 2020 USD ($) market	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Number of main markets | market			2
Goodwill			$ 1,503,252	$ 1,378,418	$ 1,366,206
Acquisition costs			1,720	720	$ 1,249
Guardian Analytics, Inc.
Business Acquisition [Line Items]
Consideration transferred in acquisition	$ 113,921
Goodwill	65,888
Guardian Analytics, Inc. | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 38,341
Estimated useful life	6 years
Guardian Analytics, Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 6,659
Estimated useful life	8 years
Guardian Analytics, Inc. | Customer backlog
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 1,028
Estimated useful life	2 years
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Consideration transferred in acquisition			50,686
Intangible assets acquired in a business combination			22,968
Goodwill			$ 54,869
Percent of share capital acquired			50.10%
Fair value of non-controlling interests			$ 24,985
Mattersight
Business Acquisition [Line Items]
Consideration transferred in acquisition		$ 105,053
Goodwill		48,579
Mattersight | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 50,852
Mattersight | Core Technology | Minimum
Business Acquisition [Line Items]
Estimated useful life		5 years
Mattersight | Core Technology | Maximum
Business Acquisition [Line Items]
Estimated useful life		7 years
Mattersight | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 7,757
Estimated useful life		7 years
Mattersight | Customer backlog
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 5,439
Mattersight | Customer backlog | Minimum
Business Acquisition [Line Items]
Estimated useful life		2 years
Mattersight | Customer backlog | Maximum
Business Acquisition [Line Items]
Estimated useful life		3 years
Series of Individually Immaterial Business And Asset Acquisitions
Business Acquisition [Line Items]
Goodwill				14,480
Business combination and asset acquisition consideration transferred				26,671
Intangible assets identified				$ 15,683